Investments - Summary of Investments for General Accounts Comprise Financial Assets Excluding Derivatives And Investments in Real Estate (Detail) - EUR (€) € in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of investments in financial assets and real estate [abstract]
Available-for-sale (AFS)	€ 81,894	€ 99,884
Loans	48,515	46,823
Financial assets at fair value through profit or loss (FVTPL)	7,537	8,481
Total financial assets, excluding derivatives	137,947	155,188
Investments in real estate	2,789	2,643
Total investments for general account	€ 140,736	€ 157,831